Advanced Series Trust
Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

October 16, 2009

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:                           Registration Statement on Form N-1A of Advanced Series Trust

(Securities Act File No. 33-24962 and Investment Company Act File No. 811-5186)
Post-Effective Amendment No. 77 to the Registration Statement under the Securities Act of 1933 and Amendment No. 79 to the Registration Statement under the Investment Company Act of 1940

Ladies and Gentlemen:

On behalf of Advanced Series Trust (the Registrant), pursuant to the Securities Act of 1933 (the 1933 Act) and the Investment Company Act of 1940 (the 1940 Act), transmitted herewith for filing with the Securities and Exchange Commission (the Commission) is Post-Effective Amendment No. 77 to the Registration Statement under the 1933 Act and Amendment No. 79 to the Registration Statement under the 1940 Act (the Amendment).  The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act.  The Amendment is being filed for the purpose of adding: (i) the AST Bond Portfolio 2017 and the AST Bond Portfolio 2021 (each, a New Bond Portfolio and together, the New Bond Portfolios) as two new series of the Registrant and (ii) revised disclosure with respect to the AST UBS Dynamic Alpha Portfolio (the UBS Portfolio) and the AST Niemann Capital Growth Asset Allocation Portfolio (the Niemann Capital Portfolio).  The Registrant has designated the effective date as the 75th day after the filing of the Amendment (i.e., December 30, 2009).

The investment objectives, policies, and restrictions, and advisory and subadvisory arrangements for the New Bond Portfolios are basically identical to those for the AST Bond Portfolio 2015, the AST Bond Portfolio 2016, the AST Bond Portfolio 2018, the AST Bond Portfolio 2019, and the AST Bond Portfolio 2020 (collectively, the Existing Bond Portfolios).  Because the disclosure contained in the Amendment relating to the New Bond Portfolios is substantially similar to disclosure that was previously reviewed by the Commission staff with respect to the Existing Bond Portfolios, the Registrant asks for “limited review” or “no review” of the prospectus and statement of additional information relating to the New Bond Portfolios.

The Board of Trustees of the Registrant (the Board), including all of the Trustees of the Registrant who are not “interested persons” of the Registrant under the 1940 Act (collectively, the Independent Trustees) recently approved: (i) replacing UBS Global Asset Management (Americas), Inc. as the subadviser for the UBS Portfolio with J.P. Morgan Investment Management Inc. (J.P. Morgan); (ii) changing the name of the portfolio from the AST UBS Dynamic Alpha Portfolio to the AST J.P. Morgan Strategic Opportunities Portfolio (the AST J.P. Morgan Portfolio); and (iii) changing certain non-fundamental investment policies, the blended performance benchmark, and the investment strategy for that Portfolio in connection with the new subadvisory arrangements.

The Board, including all of the Independent Trustees, also recently approved an increase in the investment management fee rate paid to the Investment Managers (as defined in the Amendment) by the Niemann Capital Portfolio. Subject to receipt of the required shareholder approval, the contractual investment management fee rate for the Niemann Capital Portfolio would increase from 0.30% to 0.85% of that Portfolio’s average daily net assets. The Investment Managers proposed the above-referenced increase in the investment management fee rate in order to be able to retain Pyramis Global Advisors, LLC, a Fidelity Investments company (Pyramis) as the subadviser for that Portfolio. Such subadvisory arrangements are expected to become effective on or about March 15, 2010. In connection therewith, also on or about March 15, 2010: (i) the Investment Managers will terminate Niemann Capital Management Inc. as the subadviser for the Niemann Capital Portfolio; (ii) Pyramis will begin to implement a new asset allocation strategy for the Portfolio; (iii) the name of the Portfolio will be changed from the AST Niemann Capital Growth Asset Allocation Portfolio to the AST Fidelity Investments® Pyramis® Asset Allocation Portfolio (the Repositioned Portfolio); and (iv) certain changes to that Portfolio’s investment objective, performance benchmark, and non-fundamental investment policies will become effective.  It is expected that a proxy statement relating to the proposed investment management fee increase will be filed with the Commission early next week.  It is further expected that definitive proxy materials will be distributed to the beneficial shareholders of the Niemann Capital Portfolio by early November 2009 for use in connection with a special shareholders’ meeting scheduled to be held in mid to late December 2009.

The disclosure relating to the new subadvisory arrangements and the new investment strategies for each of the UBS Portfolio and the Niemann Capital Portfolio is presented in the form of supplements to the Trust’s current prospectus and current statement of additional information, each dated May 1, 2009.  The Trust expects to distribute the supplements with respect to the AST J.P. Morgan Portfolio from the effective date of the Amendment through April 30, 2009.  Assuming receipt of the required shareholder approval for the proposed increased investment management fee rate for the Repositioned Portfolio, the Trust expects to distribute the supplements with respect to that Portfolio from the effective date of the Amendment through April 30, 2009.  Such disclosure would then be included in the Trust’s updated prospectus and statement of additional information effective May 1, 2010.

Except for the disclosure relating to the new subadvisory arrangements and the new investment strategies for each of the UBS Portfolio and the Niemann Capital Portfolio, the Amendment is not intended to otherwise amend the Registrant’s current prospectuses, dated May 1, 2009 and September 25, 2009 (the Current Prospectuses), or the Registrant’s current statements of additional information, dated May 1, 2009 and September 25, 2009 (the Current Statements of Additional Information).  The Current Prospectuses and Current Statement of Additional Information remain unchanged except as described herein.

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The Registrant acknowledges that (i) the Registrant is responsible for the adequacy and accuracy of the disclosure in the Amendment; (ii) Commission staff comments or changes to disclosure in the Amendment in response to Commission staff comments do not foreclose the Commission from taking any action with respect to the Amendment; and (iii) the Registrant may not assert Commission staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States..

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Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Commission Staff’s review, please contact me at 973-367-3161.  Thank you for your assistance in this matter.

Respectfully submitted,

/s/ John P. Schwartz

John P. Schwartz
Assistant Secretary